American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 29, 2024

Emerging Markets Fund - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Brazil — 7.7%
Banco BTG Pactual SA	3,999,700	29,375,600
Embraer SA, ADR(1)	1,205,570	23,496,559
Hapvida Participacoes e Investimentos SA(1)	14,785,355	10,975,028
Localiza Rent a Car SA	1,107,674	11,776,181
Localiza Rent a Car SA(1)	3,974	41,818
NU Holdings Ltd., Class A(1)	1,470,538	16,293,561
PRIO SA	3,489,900	30,791,377
Sendas Distribuidora SA	3,810,300	10,899,492
Vale SA, ADR	1,250,339	16,767,046
WEG SA	1,674,200	12,461,105
		162,877,767
China — 20.6%
Aier Eye Hospital Group Co. Ltd., Class A	4,365,890	8,851,901
Alibaba Group Holding Ltd., ADR	261,409	19,352,108
Baidu, Inc., Class A(1)	904,250	11,441,834
BYD Co. Ltd., H Shares	476,500	11,736,227
China Construction Bank Corp., H Shares	57,108,000	35,415,873
China State Construction International Holdings Ltd.	21,134,000	23,549,876
ENN Energy Holdings Ltd.	1,442,000	11,708,804
H World Group Ltd., ADR	321,717	11,761,974
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	17,183,669
Kweichow Moutai Co. Ltd., A Shares	174,410	40,914,667
Li Ning Co. Ltd.	2,037,500	5,040,999
Meituan, Class B(1)	724,740	7,357,681
NetEase, Inc.	1,951,600	42,393,770
New Oriental Education & Technology Group, Inc., ADR(1)	119,452	11,172,346
Ping An Insurance Group Co. of China Ltd., H Shares	1,962,500	8,727,565
Shenzhou International Group Holdings Ltd.	1,236,000	10,138,274
Sungrow Power Supply Co. Ltd., A Shares	835,799	10,090,825
Tencent Holdings Ltd.	2,638,000	92,410,767
Trip.com Group Ltd.(1)	903,800	41,023,729
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	3,192,929	13,364,599
		433,637,488
Hong Kong — 1.0%
Sands China Ltd.(1)	7,761,200	22,036,720
India — 18.6%
Apollo Hospitals Enterprise Ltd.	338,488	24,919,248
Bajaj Auto Ltd.	254,160	24,223,741
DLF Ltd.	1,123,059	12,200,540
Godrej Consumer Products Ltd.	1,591,198	24,090,807
HDFC Bank Ltd.	867,319	14,648,110
ICICI Bank Ltd., ADR	2,638,901	67,582,255
Infosys Ltd., ADR	1,158,303	23,119,728
MakeMyTrip Ltd.(1)	574,230	35,424,249
Reliance Industries Ltd.	1,825,294	64,241,668
Sun Pharmaceutical Industries Ltd.	2,602,982	49,485,363
Varun Beverages Ltd.	1,174,263	19,955,886
Zomato Ltd.(1)	15,703,704	31,256,816
		391,148,411

Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk. PT	105,849,400	41,247,784
Malaysia — 0.7%
CIMB Group Holdings Bhd.	11,113,709	15,134,408
Mexico — 4.0%
Cemex SAB de CV, ADR(1)	3,802,099	29,048,036
Fomento Economico Mexicano SAB de CV, ADR	129,243	16,057,150
Grupo Financiero Banorte SAB de CV, Class O	3,694,703	38,216,768
		83,321,954
Peru — 0.7%
Credicorp Ltd.	83,413	14,253,613
Philippines — 0.6%
Ayala Land, Inc.	20,581,480	12,827,695
Russia(2) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 5.7%
Al Rajhi Bank	1,337,637	31,766,488
Alinma Bank	1,683,019	19,753,976
Arabian Contracting Services Co.	249,118	17,465,486
Elm Co.	114,156	32,198,682
Saudi Arabian Oil Co.	2,326,709	19,672,026
		120,856,658
South Africa — 2.7%
Capitec Bank Holdings Ltd.	152,939	16,113,299
Naspers Ltd., N Shares	171,927	28,241,364
Shoprite Holdings Ltd.	973,672	13,117,718
		57,472,381
South Korea — 11.8%
Hyundai Motor Co.	73,950	13,922,375
NAVER Corp.	92,747	13,618,142
Samsung Biologics Co. Ltd.(1)	56,617	32,943,669
Samsung Electro-Mechanics Co. Ltd.	66,173	6,973,378
Samsung Electronics Co. Ltd.	2,379,909	131,354,021
SK Hynix, Inc.	427,198	50,359,993
		249,171,578
Taiwan — 15.4%
Asustek Computer, Inc.	715,000	10,302,190
Chailease Holding Co. Ltd.	2,090,112	11,555,916
Delta Electronics, Inc.	1,337,000	12,459,041
E Ink Holdings, Inc.	1,962,000	15,274,719
E.Sun Financial Holding Co. Ltd.	14,758,624	11,798,976
Far EasTone Telecommunications Co. Ltd.	5,488,000	13,672,795
MediaTek, Inc.	504,000	18,187,502
Nanya Technology Corp.	5,566,000	11,850,016
Taiwan Semiconductor Manufacturing Co. Ltd.	10,063,713	220,541,392
		325,642,547
Thailand — 3.1%
CP ALL PCL	17,699,600	28,144,988
Kasikornbank PCL	3,510,400	12,048,403
Minor International PCL	15,709,200	13,910,074
PTT Exploration & Production PCL	2,808,500	11,793,849
		65,897,314
Turkey — 1.7%
BIM Birlesik Magazalar AS	2,841,125	35,261,441

United Arab Emirates — 1.9%
Emaar Properties PJSC	18,238,618	40,340,142
United States — 1.7%
MercadoLibre, Inc.(1)	22,563	35,994,754
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,594,269,044)		2,107,122,656
OTHER ASSETS AND LIABILITIES — 0.1%		1,689,592
TOTAL NET ASSETS — 100.0%		$2,108,812,248

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.3%
Financials	19.0%
Consumer Discretionary	15.3%
Communication Services	9.1%
Consumer Staples	8.9%
Energy	6.6%
Health Care	6.0%
Industrials	3.9%
Real Estate	3.1%
Materials	2.2%
Utilities	0.5%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$56,557,166	$106,320,601	—
China	42,286,428	391,351,060	—
India	126,126,232	265,022,179	—
Mexico	45,105,186	38,216,768	—
Peru	14,253,613	—	—
United States	35,994,754	—	—
Other Countries	—	985,888,669	—
	$320,323,379	$1,786,799,277	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.